Note 7 - Income Tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Income before income tax	$ 933,710	$ 1,103,107	$ 427,711
Tax calculated at the tax rate in each country	186,752	207,422	6,456
Effect of currency translation on tax base	53,296	77,552	(922)
Changes in the tax rates	(13)	1,824	(62,968)
Utilization of previously unrecognized tax losses	(547)
Tax revaluation, withholding tax and others	(37,036)	(57,591)	40,298
Tax charge	$ 202,452	$ 229,207	$ (17,136)